Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash provided by (used in) Operations
Net income (loss)	$ 24,128	$ 20,544	$ (54,495)
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation and amortization of property and equipment (note 5)	16,619	25,875	24,950
Amortization of intangible assets (note 7)	160	22,463	9,571
Amortization of deferred financing fees (note 10(b))	1,023	3,471	2,155
Non-cash interest expense on long-term debt	1,338	374	260
Non-cash expense (recovery) in other liabilities	98	(3,870)	(1,200)
Stock-based compensation expense	5,910	3,603	3,284
Unrealized loss on foreign exchange	12,478	10,627	7,129
Deferred income tax expense (recovery)	14,798	(4,577)	(7,663)
Impairment of goodwill			34,173
Gain on liquidation of foreign subsidiary	(422)
(Gain) loss on sale of long-lived assets	(84)	(4,151)	88
Impairment of property and equipment			2,194
Trade receivables	19,829	(26,356)	26,321
Other current assets	2,197	1,053	2,564
Inventory	19,288	(18,634)	43,796
Income taxes recoverable and payable	(5,864)	21,746	(16,197)
Accounts payable, accrued and other current liabilities	(40,231)	7,378	(6,509)
Deferred revenue	(53,574)	(29,530)	(84)
Other long-term assets		(465)
Cash provided by operating activities	17,691	29,551	70,337
Investing
Capital expenditures	(6,691)	(11,383)	(19,269)
Proceeds from sale of long-lived assets	116	4,221	49
Intangible assets			(201)
Proceeds from sale-leaseback, net (note 5)		76,216
Cash (used in) provided by investing activities	(6,575)	69,054	(19,421)
Financing
Repurchase of common shares			(750)
Proceeds from credit facilities and long-term borrowings	5,000	127,950
Repayment of credit facilities and long-term borrowings	(14,375)	(302,912)	(3,050)
Financing fees paid	(12)	(4,824)
Repayment of capital lease obligation	(1,152)	(1,361)
Participant Equity Loan Plan, net	224	559	480
Common shares issued	19	22	0
Cash used in financing activities	(10,296)	(180,566)	(3,320)
Effect of exchange rate changes on cash and cash equivalents	(4,501)	(1,276)	(1,748)
Net (decrease) increase in cash and cash equivalents	(3,681)	(83,237)	45,848
Cash and cash equivalents, beginning of year	58,146	141,383	95,535
Cash and cash equivalents, end of year	54,465	58,146	141,383
Cash and cash equivalents are comprised as follows
Cash	26,592	31,434	24,318
Cash equivalents	27,873	26,712	117,065
Cash and cash equivalents	54,465	58,146	141,383
Supplemental cash flow disclosures:
Interest paid	15,110	15,043	10,398
Income taxes paid	8,542	3,093	14,981
Amount of non-cash capital expenditures in accounts payable and accrued and other current liabilities	135	1,564	2,292
Non-cash acquisition of asset under capital lease		$ 70,936